BUSINESS COMBINATIONS (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands			3 Months Ended				6 Months Ended			12 Months Ended
	May 05, 2021	Feb. 13, 2020	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2020		Jun. 30, 2021	Jun. 30, 2020		Dec. 31, 2020	Jun. 02, 2020
Business Acquisition [Line Items]
Amount allocated to goodwill			$ 7,800				$ 7,800
Business acquisition, pro forma revenue			237,018		$ 208,615		455,718	$ 413,280
Net income							400
Stock Issued During Period, Shares, Acquisitions					2,237,000	[1]		2,237,000	[2]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Liabilities, Other			2,237				2,237
Business combination cash and cash equivalents.			11,000				11,000
Deferred consideration			6,000				6,000
Amount allocated to goodwill			46,200				46,200
Sahara Petroleum Services Company [Member]
Business Acquisition [Line Items]
Business acquisition, pro forma revenue			209,563				$ 421,287
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares							2,237,000
[custom:BusinessAcquisitionsProFormaRevenues]			16,500				$ 31,300
[custom:BusinessAcquisitionProFormaNetIncomeLoss]			2,700				7,600
Action Revenue [Member]
Business Acquisition [Line Items]
Business acquisition, pro forma revenue							4,400
Action Sale and Purchase Agreement [Member]
Business Acquisition [Line Items]
All-cash transaction	$ 36,700
Business combination, deferred consideration	16,800
Cash and cash equivalents	36,700
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Liabilities, Other	$ 200
Action Sale and Purchase Agreement [Member] | First Earn-Out Consideration [Member]
Business Acquisition [Line Items]
Revenue percentage	1.00%
Action Sale and Purchase Agreement [Member] | Second Earn-Out Consideration [Member]
Business Acquisition [Line Items]
Revenue percentage	3.00%
Earnout payable percentage	66.66%
Action Sale and Purchase Agreement [Member] | Third Earn-Out Consideration [Member]
Business Acquisition [Line Items]
Revenue percentage	1.12%
Action Sale and Purchase Agreement [Member] | First Earn-Out, Second Earn-Out, and Third Earn-Out [Member]
Business Acquisition [Line Items]
Business combination issued in equity earn-outs	$ 6,400
Sale and Purchase Agreement [Member]
Business Acquisition [Line Items]
Business combination issued in equity earn-outs			2,100				$ 2,100				$ 11,700
Sale of Stock, Percentage of Ownership after Transaction							99.70%
Payments to Acquire Businesses, Gross				$ 500
Stock Issued During Period, Shares, Acquisitions				145,039	2,237,000,000			2,237,000,000
Stock Issued During Period, Value, Acquisitions				$ 1,600
Receivables Earnout Shares Contingency Fair Value											$ 0
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Liabilities, Other			100				$ 100
Sale and Purchase Agreement [Member] | Additional Earn Out Shares [Member]
Business Acquisition [Line Items]
Business Combination, Acquired Receivable, Fair Value			$ 6,900				6,900
Sale and Purchase Agreement [Member] | Sahara Petroleum Services Company [Member]
Business Acquisition [Line Items]
Business combination, deferred consideration							6,000			$ 6,000
Sale of Stock, Percentage of Ownership after Transaction		99.70%
Business Combination, Consideration Transferred							11,000			$ 11,000
Payments to Acquire Businesses, Gross							$ 17,000
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares				2,237,000			2,237,000
Sale and Purchase Agreement [Member] | Additional Earn Out Shares [Member] | Maximum [Member]
Business Acquisition [Line Items]
Business Acquisition, Share Price										$ 9
Sale and Purchase Agreement [Member] | NESR Additional Share [Member] | Maximum [Member]
Business Acquisition [Line Items]
Business Acquisition, Share Price			$ 11.70				$ 11.70
Sale and Purchase Agreement [Member] | NESR Additional Share [Member] | Minimum [Member]
Business Acquisition [Line Items]
Business Acquisition, Share Price			$ 10				$ 10
Sale and Purchase Agreement [Member] | Later 2021 [Member]
Business Acquisition [Line Items]
Stock Issued During Period, Shares, Acquisitions							7,268

[1]	Contingently issuable shares are included in basic EPS only when there is no circumstance under which those shares would not be issued, as such 2,237,000 shares issued in the first quarter of 2021 pursuant to the Sale & Purchase Agreement for SAPESCO have been included in basic earnings per share.
[2]	Contingently issuable shares are included in basic EPS only when there is no circumstance under which those shares would not be issued, as such 2,237,000 shares issued in the first quarter of 2021 pursuant to the Sale & Purchase Agreement for SAPESCO have been included in basic earnings per share.